NET LOSS PER SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	26,320,206	32,393,385	22,103,357
Outstanding Pre-Merger Convertible Promissory Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	0	10,495,111	5,202,697
Outstanding 2028 Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	15,730,390	0	0
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	8,766,466	11,065,658	9,227,850
Outstanding warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	23,673	10,832,616	7,672,810
Outstanding RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	1,799,677	0	0